Document and Entity Information	12 Months Ended
Mar. 31, 2026
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	RIVERVIEW BANCORP, INC.
Entity Central Index Key	0001041368
Amendment Flag	false